Share-based Payments (Details 2) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2012 $ / shares	Jul. 31, 2012 CNY (¥) shares	Dec. 31, 2015 CNY (¥) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥) $ / shares	Dec. 31, 2013 CNY (¥)
Additional information related to stock options
Share-based payment expenses related to share options granted				¥ 302,941	¥ 225,494		¥ 76,505
Fair value of shares vested				24,603	35,226
Options approved for modification (in shares) | shares		819,638
Incremental compensation cost resulting from modification		¥ 7,177
Incremental compensation cost resulting from modification recorded during the period			¥ 1,011	¥ 1,011	¥ 1,465	¥ 1,468	1,468
Assumptions used in valuation of the fair value of the share options
Exercise Price per share (in dollars per share) | $ / shares						¥ 0.72
Before Modification
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)				0.00%
Risk-free interest rate (as a percent)				3.00%
Expected Volatility (as a percent)				42.55%
Expected life				4 years 6 months	4 years 6 months
Exercise multiples				2.2	2.2
Fair value of underlying ordinary shares (in dollars per share) | $ / shares			¥ 2.78
Exercise Price per share (in dollars per share) | $ / shares	$ 2.52		2.52
After Modification
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)				0.00%
Risk-free interest rate (as a percent)				3.00%
Expected Volatility (as a percent)				42.55%
Expected life				4 years 6 months	4 years 6 months
Exercise multiples				2.2	2.2
Fair value of underlying ordinary shares (in dollars per share) | $ / shares			2.78
Exercise Price per share (in dollars per share) | $ / shares	$ 0.50		¥ 0.50
Employees
Additional information related to stock options
Share-based payment expenses related to share options granted				¥ 23,366	¥ 34,934		51,277
Executives and employees
Additional information related to stock options
Unrecognized compensation cost related to unvested share options granted			¥ 6,909	¥ 6,909
Weighted-average period over which unrecognized compensation cost is to be recognized				1 year 7 days
Non-vested shares | Employees
Additional information related to stock options
Share-based payment expenses related to share options granted				¥ 279,574	¥ 190,560		¥ 25,228